Note 33	6 Months Ended
Jun. 30, 2021
Dividend income [Abstract]
Disclosure of dividend income [Text Block]
The balances for this heading in the accompanying condensed consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 34), as per the breakdown below:

Dividend income (Millions of Euros)
	June 2021	June 2020
Non-trading financial assets mandatorily at fair value through profit or loss	59	7
Financial assets at fair value through other comprehensive income	66	68
Total	125	74